Consolidated Schedule of Investments (unaudited) September 30, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Airlines — 0.2%
Lilium N.V., (Acquired 09/13/21, Cost: $3,500,000)(a)	350,000	$3,398,315

Automobiles — 2.3%
Arrival Ltd., (Acquired 09/27/21, Cost: $6,054,721)(a)	835,013	10,980,421
Arrival SA(b)(c)(d)	180,232	2,370,051
Tesla, Inc.(b)(c)	34,934	27,090,618

		40,441,090

Banks — 2.1%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(a)(e)	26,430	36,387,653

Capital Markets — 0.4%
Robinhood Markets, Inc., Class A(b)(c)(d)	168,360	7,084,589

Diversified Consumer Services — 0.7%
Chegg, Inc.(b)(c)	132,939	9,042,511
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)(a)(e)	997	3,828,996

		12,871,507

Diversified Financial Services — 0.6%
TransferWise	27,945	10,649,020

Electrical Equipment(b)(c) — 0.8%
Array Technologies, Inc.	461,679	8,550,295
Shoals Technologies Group, Inc., Class A	194,549	5,424,026

		13,974,321

Electronic Equipment, Instruments & Components — 0.8%
Samsung SDI Co. Ltd	24,747	14,767,026

Entertainment — 2.3%
Activision Blizzard, Inc.(b)	155,236	12,013,714
Krafton, Inc.(c)(d)	31,356	13,294,521
Roku, Inc.(b)(c)	47,235	14,801,087

		40,109,322

Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(b)(c)	37,252	6,249,023

Interactive Media & Services — 9.6%
Alphabet, Inc., Class A(b)(c)	16,230	43,391,230
Facebook, Inc., Class A(b)(c)	73,953	25,098,909
Kakao Corp.	290,958	28,615,171
Kanzhun Ltd., ADR(c)	134,556	4,842,670
Snap, Inc., Class A(b)(c)	296,070	21,870,691
Yandex NV, Class A(b)(c)	195,458	15,576,048
Z Holdings Corp.	2,037,900	13,042,675
ZoomInfo Technologies, Inc., Class A(b)(c)	244,602	14,967,196

		167,404,590

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(b)(c)	11,198	36,785,878
Delivery Hero SE(c)(f)	95,470	12,177,691
Ensogo Ltd.(c)(e)	173,282	1
Jasper Infotech Private Ltd., Series I, (Acquired 08/18/15, Cost: $1,998,435)(a)(e)	1,054	176,893
MercadoLibre, Inc.(b)(c)	12,473	20,947,156

		70,087,619

IT Services — 16.8%
Accenture PLC, Class A(b)	54,906	17,565,528
Adyen NV(c)(f)	5,007	13,996,376
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(a)(e)	94,117	8,896,880
Fiserv, Inc.(b)(c)	116,725	12,664,663

Security	Shares	Value

IT Services (continued)
GMO Payment Gateway, Inc.	92,500	$11,679,183
Marqeta, Inc., Class A(c)	410,502	9,080,304
Mastercard, Inc., Class A(b)	83,560	29,052,141
MongoDB, Inc.(b)(c)	36,252	17,093,181
Okta, Inc.(b)(c)	75,945	18,024,786
PayPal Holdings, Inc.(b)(c)	125,657	32,697,208
Shopify, Inc., Class A(b)(c)	14,378	19,493,405
Snowflake, Inc., Class A(b)(c)	14,418	4,360,436
Square, Inc., Class A(b)(c)	123,624	29,649,980
Thoughtworks Holding, Inc.(b)(c)	469,678	13,484,455
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $1,999,989)(a)(e)	38,361	2,133,255
TRAX Ltd., Series E, (Acquired 09/12/19, Cost: $4,000,013)(a)(e)	106,667	5,931,752
Twilio, Inc., Class A(b)(c)	73,502	23,450,813
Visa, Inc., Class A(b)	114,046	25,403,746

		294,658,092

Machinery — 0.1%
Berkshire Grey, Inc.	238,775	1,678,588

Professional Services — 0.7%
Recruit Holdings Co. Ltd.	208,700	12,756,959

Road & Rail — 1.1%
Didi Global, Inc., (Acquired 07/08/21, Cost: $3,016,964)(a)	440,012	3,343,905
Lyft, Inc., Class A(b)(c)	209,319	11,217,405
TuSimple Holdings, Inc., Class A(b)(c)	114,035	4,234,120

		18,795,430

Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.(b)(c)	246,478	25,362,586
Alphawave IP Group PLC(c)	1,604,288	5,014,954
Analog Devices, Inc.(b)	50,378	8,437,307
ASML Holding NV	40,889	30,546,462
Cree, Inc.(b)	—	—
Lam Research Corp.(b)	44,718	25,451,250
Marvell Technology, Inc.(b)	578,677	34,900,010
Monolithic Power Systems, Inc.	36,607	17,742,681
Qualcomm, Inc.(b)	71,083	9,168,285
Renesas Electronics Corp.(c)	1,228,400	15,118,352
Skyworks Solutions, Inc.(b)	58,795	9,688,240
Soitec SA(c)	77,414	16,734,415
STMicroelectronics NV	306,436	13,379,518
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	183,509	20,488,780
Wolfspeed, Inc.	150,470	12,147,443

		244,180,283

Software — 21.0%
Adobe, Inc.(b)(c)	39,042	22,477,260
AppLovin Corp., Class A(b)(c)	167,279	12,105,981
Atlassian Corp. PLC, Class A(b)(c)	48,947	19,158,835
Autodesk, Inc.(b)(c)	49,693	14,170,953
Avalara, Inc.(b)(c)	89,151	15,580,920
C3.AI, Inc., Class A(b)(c)	201,236	9,325,276
Cadence Design Systems, Inc.(b)(c)	105,172	15,927,248
Coupa Software, Inc.(b)(c)	52,482	11,503,005
Crowdstrike Holdings, Inc., Class A(b)(c)	55,778	13,709,117
CS Disco, Inc.(c)	187,702	8,998,434
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(e)	19,999	4,408,780
DataRobot, Inc., Series F, (Acquired 03/01/21, Cost: $583,275)(a)(e)	38,789	1,154,749

CONSOLIDATED SCHEDULES OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Elastic NV(b)(c)	64,747	$9,646,655
Freshworks, Inc., Class A(b)(c)	88,217	3,765,984
Intuit, Inc.(b)	31,264	16,867,241
Linklogis, Inc., (Acquired 03/31/21, Cost: $2,624,480)(a)	1,149,000	1,180,778
Microsoft Corp.(b)	226,677	63,904,780
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(a)(e)	59,524	3,333,344
Paycom Software, Inc.(b)(c)	30,220	14,981,565
salesforce.com, Inc.(b)(c)	60,731	16,471,462
ServiceNow, Inc.(b)(c)	35,960	22,376,829
SiteMinder Ltd., Class A, (Acquired 01/21/20, Cost: $6,160,136)(a)(e)	53,642	6,506,587
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(a)(e)	66,422	1,037,512
Snyk Ltd. , (Acquired 09/02/21, Cost: $5,192,307)(a)(e)	361,972	5,190,678
Unity Software, Inc.(b)(c)	113,383	14,314,604
Xero Ltd.(c)	135,671	13,313,192
Zoom Video Communications, Inc., Class A(b)(c)	27,019	7,065,468
Zscaler, Inc.(b)(c)	74,956	19,654,962

		368,132,199

Specialty Retail — 0.6%
Cazoo Group Ltd., (Acquired 10/08/20, Cost: $5,162,370)(a)	1,298,058	9,676,871

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.(b)	450,747	63,780,700

Total Common Stocks — 82.1% (Cost: $625,830,938)		1,437,083,197

Preferred Securities

Preferred Stocks — 12.8%

Diversified Consumer Services — 0.2%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)(a)(e)	1,054	4,047,905

Diversified Financial Services — 2.3%
Databricks, Inc., Series F, (Acquired 10/22/19, Cost: $3,999,999)(a)(e)	93,135	20,531,611
TransferWise
Series A	11,355	4,327,057
Series B	3,261	1,242,671
Series C	1,824	695,073
Series D	504	192,060
Series E	53	20,197
TransferWise (Seed Preferred)	9,603	3,659,422
Trumid Holdings LLC, Class L, (Acquired 09/15/21, Cost: $9,999,695)(a)(e)(g)	11,420	9,999,694

		40,667,785

Electrical Equipment(a)(e) — 0.4%
Credo Technology Group Holding Ltd.
Series D, (Acquired 03/20/20, Cost: $5,000,001)	1,001,382	6,498,969
Series D+, (Acquired 01/22/20, Cost: $404,498)	69,679	452,217

		6,951,186

Security	Shares	Value

Entertainment — 0.4%
Discord, Inc., (Acquired 09/13/21, Cost: $7,000,088)(a)(e)	12,713	$7,000,088

Food Products(a)(e) — 0.7%
Farmer’s Business Network, Inc.
(Acquired 09/15/21, Cost: $6,999,963)	112,616	7,000,211
Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	5,641,020

		12,641,231

Interactive Media & Services — 0.9%
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $9,999,959)(a)(e)	91,262	15,309,818

IT Services(a)(e) — 1.6%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	3,405,101
Solugen, Inc., (Acquired 09/02/21, Cost: $9,999,977) .	269,284	10,000,777
Trumid Holdings LLC(g)
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	4,411,424
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	4,411,424
Voltron Data, Inc., (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	5,000,000

		27,228,726

Road & Rail(a)(e) — 0.8%
Ant Group Co., Ltd, Series C, (Acquired 05/18/18, Cost: $6,492,862)	1,157,373	6,400,273
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	6,421,710

		12,821,983

Semiconductors & Semiconductor Equipment(a)(e) — 2.6%
Innovium, Inc.
Series E, (Acquired 08/21/19, Cost: $3,000,003)	353,478	2,997,494
Series F, (Acquired 06/10/20, Cost: $2,999,996)	296,062	2,984,305
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	14,110,561
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	4,995,030
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,126)	187,300	20,295,828

		45,383,218

Software(a)(e) — 2.9%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $2,022,088)	41,257	3,370,697
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $4,500,001)	25,371	5,593,037
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	6,795,776
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $2,915,501)	156,500	8,998,750
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	6,666,632
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	5,199,835
Snyk, Ltd., (Acquired 09/02/21, Cost: $4,807,688)	335,159	4,806,180

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,417)	281,080	$8,297,482
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	1,405,152

		51,133,541

Total Preferred Stocks — 12.8%		223,185,481

Total Preferred Securities — 12.8% (Cost: $143,370,255)		223,185,481

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(a)(e)	17,065	174,575

Total Warrants — 0.0% (Cost: $ — )		174,575

Total Long-Term Investments — 94.9% (Cost: $769,201,193)		1,660,443,253

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	97,469,011	97,469,011
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)(i)(j)	8,459,902	8,462,440

Total Short-Term Securities — 6.0% (Cost: $105,931,451)		105,931,451

Total Investments Before Options Written — 100.9% (Cost: $875,132,644)		1,766,374,704

Options Written — (0.4)% (Premiums Received: $(13,532,638))		(6,905,512)

Total Investments, Net of Options Written — 100.5% (Cost: $861,600,006)		1,759,469,192

Liabilities in Excess of Other Assets — (0.5)%		(9,067,190)

Net Assets — 100.0%		$1,750,402,002

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $320,790,945, representing 18.3% of its net assets as of period end, and an original cost of $204,117,628.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,266,737	$88,202,274	(a)	$—	$—	$—	$97,469,011	97,469,011	$3,987		$—
SL Liquidity Series, LLC, Money Market Series	—	8,462,440	(a)	—	—	—	8,462,440	8,459,902	316,355	(b)	—

					$—	$—	$105,931,451		$320,342		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Accenture PLC, Class A	96	10/01/21	USD	330.00	USD	3,071	$(1,920)
Analog Devices, Inc.	4	10/01/21	USD	170.00	USD	67	(140)
Cree, Inc.	134	10/01/21	USD	84.00	USD	1,082	(2,010)
Marvell Technology Inc.	491	10/01/21	USD	60.25	USD	2,961	(27,153)
MercadoLibre, Inc.	10	10/01/21	USD	1,830.00	USD	1,679	(3,500)
Okta, Inc.	28	10/01/21	USD	240.00	USD	665	(3,332)
ServiceNow, Inc.	32	10/01/21	USD	600.00	USD	1,991	(75,040)
Taiwan Semiconductor Manufacturing Co. Ltd.	38	10/01/21	USD	114.00	USD	424	(361)
Adobe, Inc.	30	10/08/21	USD	665.00	USD	1,727	(435)
Amazon.com, Inc.	6	10/08/21	USD	3,575.00	USD	1,971	(609)
Analog Devices, Inc.	73	10/08/21	USD	175.00	USD	1,223	(4,198)
Apple, Inc.	160	10/08/21	USD	155.00	USD	2,264	(480)
Atlassian Corp. PLC, Class A	40	10/08/21	USD	390.00	USD	1,566	(40,600)
Coupa Software, Inc.	88	10/08/21	USD	250.00	USD	1,929	(2,860)
Cree, Inc.	152	10/08/21	USD	92.00	USD	1,227	(7,980)
Crowdstrike Holdings, Inc., Class A	42	10/08/21	USD	285.00	USD	1,032	(567)
Fiserv, Inc.	160	10/08/21	USD	119.00	USD	1,736	(3,840)
Lam Research Corp.	43	10/08/21	USD	625.00	USD	2,447	(3,290)
Lyft, Inc., Class A	94	10/08/21	USD	52.00	USD	504	(22,184)
Mastercard, Inc., Class A	41	10/08/21	USD	360.00	USD	1,425	(5,740)
MercadoLibre, Inc.	11	10/08/21	USD	2,100.00	USD	1,847	(880)
Microsoft Corp.	47	10/08/21	USD	305.00	USD	1,325	(447)
MongoDB, Inc.	12	10/08/21	USD	415.00	USD	566	(71,100)
Roku, Inc.	23	10/08/21	USD	385.00	USD	721	(299)
salesforce.com, Inc.	125	10/08/21	USD	270.00	USD	3,390	(67,187)
ServiceNow, Inc.	49	10/08/21	USD	675.00	USD	3,049	(1,470)
Shopify, Inc., Class A	18	10/08/21	USD	1,560.00	USD	2,440	(1,665)
Snap, Inc., Class A	210	10/08/21	USD	81.22	USD	1,551	(9,453)
Square, Inc., Class A	44	10/08/21	USD	270.00	USD	1,055	(924)
Taiwan Semiconductor Manufacturing Co. Ltd.	45	10/08/21	USD	128.00	USD	502	(248)
Tesla, Inc.	18	10/08/21	USD	755.00	USD	1,396	(73,305)
Twilio, Inc., Class A	80	10/08/21	USD	380.00	USD	2,552	(3,400)
Visa, Inc., Class A	70	10/08/21	USD	240.00	USD	1,559	(700)
Yandex NV, Class A	100	10/08/21	USD	80.00	USD	797	(14,250)
Zoom Video Communications, Inc., Class A	43	10/08/21	USD	325.00	USD	1,124	(645)
Activision Blizzard, Inc.	214	10/15/21	USD	82.50	USD	1,656	(9,844)
Adobe, Inc.	26	10/15/21	USD	620.00	USD	1,497	(3,809)
Advanced Micro Devices, Inc.	119	10/15/21	USD	110.00	USD	1,225	(12,316)
Airbnb, Inc., Class A	33	10/15/21	USD	165.00	USD	554	(22,605)
Alphabet Inc., Class A	14	10/15/21	USD	2,750.00	USD	3,743	(39,130)
Amazon.com, Inc.	7	10/15/21	USD	3,600.00	USD	2,300	(1,698)
Analog Devices, Inc.	4	10/15/21	USD	170.00	USD	67	(960)
Apple, Inc.	53	10/15/21	USD	155.00	USD	750	(742)
Applovin Corp., Class A	288	10/15/21	USD	85.00	USD	2,084	(13,680)
Array Technologies, Inc.	807	10/15/21	USD	20.00	USD	1,495	(34,297)
Atlassian Corp. PLC, Class A	34	10/15/21	USD	360.00	USD	1,331	(119,000)
Autodesk, Inc.	24	10/15/21	USD	300.00	USD	684	(4,020)
Avalara, Inc.	44	10/15/21	USD	180.00	USD	769	(15,620)
C3.AI, Inc., Class A	167	10/15/21	USD	55.00	USD	774	(5,428)
Cadence Design Systems, Inc.	178	10/15/21	USD	155.00	USD	2,696	(33,820)
Chegg, Inc.	282	10/15/21	USD	85.00	USD	1,918	(1,410)
Chegg, Inc.	120	10/15/21	USD	90.00	USD	816	(600)
Cree, Inc.	123	10/15/21	USD	95.00	USD	993	(1,845)
Crowdstrike Holdings, Inc., Class A	38	10/15/21	USD	280.00	USD	934	(1,539)
Elastic NV	114	10/15/21	USD	170.00	USD	1,698	(4,845)
Facebook, Inc., Class A	42	10/15/21	USD	385.00	USD	1,425	(651)
Freshworks Inc., Class A	273	10/15/21	USD	50.00	USD	1,165	(11,603)
Intuit, Inc.	76	10/15/21	USD	560.00	USD	4,100	(33,060)
Lyft, Inc., Class A	188	10/15/21	USD	52.50	USD	1,007	(47,094)
Microsoft Corp.	87	10/15/21	USD	295.00	USD	2,453	(12,658)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MongoDB, Inc.	12	10/15/21	USD	490.00	USD	566	$(11,760)
Okta, Inc.	66	10/15/21	USD	280.00	USD	1,566	(1,056)
Paycom Software, Inc.	47	10/15/21	USD	480.00	USD	2,330	(109,745)
PayPal Holdings, Inc.	84	10/15/21	USD	280.00	USD	2,186	(6,678)
Shoals Technologies Group, Inc., Class A	50	10/15/21	USD	35.00	USD	139	(625)
Shopify, Inc., Class A	9	10/15/21	USD	1,650.00	USD	1,220	(1,013)
Snap, Inc., Class A	793	10/15/21	USD	80.00	USD	5,858	(75,731)
Snowflake, Inc., Class A	25	10/15/21	USD	305.00	USD	756	(22,750)
Square, Inc., Class A	53	10/15/21	USD	270.00	USD	1,271	(3,816)
Tesla, Inc.	14	10/15/21	USD	755.00	USD	1,086	(64,260)
Tesla, Inc.	19	10/15/21	USD	760.00	USD	1,473	(80,227)
Twilio, Inc., Class A	75	10/15/21	USD	390.00	USD	2,393	(2,325)
Unity Software, Inc.	162	10/15/21	USD	135.00	USD	2,045	(30,375)
Visa, Inc., Class A	26	10/15/21	USD	240.00	USD	579	(767)
Zoom Video Communications, Inc., Class A	45	10/15/21	USD	390.00	USD	1,177	(675)
ZoomInfo Technologies, Inc., Class A	366	10/15/21	USD	65.00	USD	2,240	(38,430)
Zscaler, Inc.	68	10/15/21	USD	280.00	USD	1,783	(14,960)
Adobe, Inc.	13	10/22/21	USD	670.00	USD	748	(1,203)
Amazon.com, Inc.	13	10/22/21	USD	3,575.00	USD	4,271	(9,165)
Apple, Inc.	278	10/22/21	USD	155.00	USD	3,934	(7,923)
Coupa Software, Inc.	44	10/22/21	USD	270.00	USD	964	(1,870)
Fiserv, Inc.	90	10/22/21	USD	118.00	USD	977	(3,960)
Lyft, Inc., Class A	12	10/22/21	USD	54.00	USD	64	(2,568)
Mastercard, Inc., Class A	44	10/22/21	USD	365.00	USD	1,530	(11,000)
Microsoft Corp.	60	10/22/21	USD	305.00	USD	1,692	(5,250)
MongoDB, Inc.	12	10/22/21	USD	490.00	USD	566	(17,220)
Okta, Inc.	53	10/22/21	USD	265.00	USD	1,258	(6,413)
PayPal Holdings, Inc.	40	10/22/21	USD	300.00	USD	1,041	(1,140)
PayPal Holdings, Inc.	77	10/22/21	USD	290.00	USD	2,004	(4,197)
Qualcomm, Inc.	91	10/22/21	USD	149.00	USD	1,174	(1,001)
Roku, Inc.	80	10/22/21	USD	365.00	USD	2,507	(15,480)
salesforce.com, Inc.	85	10/22/21	USD	265.00	USD	2,305	(96,262)
Shopify, Inc., Class A	9	10/22/21	USD	1,595.00	USD	1,220	(3,083)
Snap, Inc., Class A	251	10/22/21	USD	77.00	USD	1,854	(98,517)
Square, Inc., Class A	112	10/22/21	USD	280.00	USD	2,686	(7,224)
Tesla, Inc.	28	10/22/21	USD	740.00	USD	2,171	(174,230)
Visa, Inc., Class A	56	10/22/21	USD	240.00	USD	1,247	(2,744)
Yandex NV, Class A	230	10/22/21	USD	81.00	USD	1,833	(60,950)
Zscaler, Inc.	29	10/22/21	USD	285.00	USD	760	(6,873)
Airbnb, Inc., Class A	41	10/29/21	USD	165.00	USD	688	(36,387)
Autodesk, Inc.	38	10/29/21	USD	300.00	USD	1,084	(12,920)
Lyft, Inc., Class A	219	10/29/21	USD	54.00	USD	1,174	(52,560)
Marvell Technology Inc.	388	10/29/21	USD	62.00	USD	2,340	(60,140)
PayPal Holdings, Inc.	76	10/29/21	USD	305.00	USD	1,978	(3,420)
Roku, Inc.	80	10/29/21	USD	370.00	USD	2,507	(20,800)
Zscaler, Inc.	68	10/29/21	USD	275.00	USD	1,783	(41,310)
Robinhood Markets, Inc., Class A	462	11/04/21	USD	46.00	USD	1,944	(59,032)
Activision Blizzard, Inc.	169	11/05/21	USD	82.00	USD	1,308	(31,563)
Adobe, Inc.	23	11/05/21	USD	656.00	USD	1,324	(3,013)
Advanced Micro Devices, Inc	467	11/05/21	USD	112.00	USD	4,805	(121,420)
Alphabet Inc., Class A	12	11/05/21	USD	2,825.00	USD	3,208	(53,949)
Amazon.com, Inc.	8	11/05/21	USD	3,470.00	USD	2,628	(40,800)
Apple, Inc.	235	11/05/21	USD	148.00	USD	3,325	(58,045)
Arrival SA	280	11/05/21	USD	13.00	USD	368	(35,700)
Autodesk, Inc.	37	11/05/21	USD	305.00	USD	1,055	(11,933)
Coupa Software, Inc.	30	11/05/21	USD	255.00	USD	658	(7,125)
Crowdstrike Holdings, Inc., Class A	42	11/05/21	USD	270.00	USD	1,032	(16,485)
Intuit, Inc.	20	11/05/21	USD	580.00	USD	1,079	(8,900)
Lam Research Corp.	69	11/05/21	USD	600.00	USD	3,927	(121,017)
Marvell Technology Inc.	602	11/05/21	USD	65.00	USD	3,631	(35,518)
Mastercard, Inc., Class A	41	11/05/21	USD	370.00	USD	1,425	(16,912)
MercadoLibre, Inc.	12	11/05/21	USD	1,900.00	USD	2,015	(35,340)

CONSOLIDATED SCHEDULES OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	77	11/05/21	USD	305.00	USD	2,171	$(16,555)
MongoDB, Inc.	13	11/05/21	USD	470.00	USD	613	(39,452)
Qualcomm, Inc.	129	11/05/21	USD	142.00	USD	1,664	(12,190)
Shopify, Inc., Class A	9	11/05/21	USD	1,545.00	USD	1,220	(16,785)
Shopify, Inc., Class A	9	11/05/21	USD	1,470.00	USD	1,220	(30,150)
Skyworks Solutions, Inc.	84	11/05/21	USD	180.00	USD	1,384	(16,002)
Snap, Inc., Class A	186	11/05/21	USD	81.00	USD	1,374	(60,450)
Square, Inc., Class A	123	11/05/21	USD	265.00	USD	2,950	(62,730)
Taiwan Semiconductor Manufacturing Co. Ltd.	186	11/05/21	USD	117.00	USD	2,077	(36,549)
Twilio, Inc., Class A	72	11/05/21	USD	345.00	USD	2,297	(61,561)
Visa, Inc., Class A	29	11/05/21	USD	235.00	USD	646	(7,439)
Yandex NV, Class A	102	11/05/21	USD	80.00	USD	813	(34,532)
Zoom Video Communications, Inc., Class A	60	11/05/21	USD	290.00	USD	1,569	(24,300)
Zscaler, Inc.	67	11/05/21	USD	280.00	USD	1,757	(38,692)
Marqeta, Inc., Class A	750	11/08/21	USD	33.00	USD	1,659	(10,182)
Monolithic Power Systems, Inc.	113	11/08/21	USD	499.00	USD	5,477	(196,006)
Facebook, Inc., Class A	38	11/11/21	USD	366.00	USD	1,290	(20,437)
Apple, Inc.	109	11/12/21	USD	149.50	USD	1,542	(24,446)
Accenture PLC, Class A	74	11/19/21	USD	345.00	USD	2,367	(14,245)
Activision Blizzard, Inc.	98	11/19/21	USD	80.00	USD	758	(28,273)
Adobe, Inc.	29	11/19/21	USD	635.00	USD	1,670	(13,775)
Advanced Micro Devices, Inc.	178	11/19/21	USD	105.00	USD	1,832	(102,795)
Airbnb, Inc., Class A	41	11/19/21	USD	175.00	USD	688	(30,955)
Alphabet Inc., Class A	6	11/19/21	USD	2,875.00	USD	1,604	(23,160)
Analog Devices, Inc.	75	11/19/21	USD	180.00	USD	1,256	(14,437)
Apple, Inc.	66	11/19/21	USD	155.00	USD	934	(9,042)
Applovin Corp., Class A	230	11/19/21	USD	85.00	USD	1,665	(56,925)
Arrival SA	280	11/19/21	USD	15.00	USD	368	(25,200)
Atlassian Corp. PLC, Class A	77	11/19/21	USD	400.00	USD	3,014	(186,058)
Autodesk, Inc.	55	11/19/21	USD	300.00	USD	1,568	(33,550)
Avalara, Inc.	117	11/19/21	USD	190.00	USD	2,045	(66,690)
Cadence Design Systems, Inc.	150	11/19/21	USD	170.00	USD	2,272	(22,500)
Chegg, Inc.	104	11/19/21	USD	85.00	USD	707	(6,240)
Cree, Inc.	57	11/19/21	USD	92.50	USD	460	(11,258)
Crowdstrike Holdings, Inc., Class A	8	11/19/21	USD	280.00	USD	197	(2,860)
Crowdstrike Holdings, Inc., Class A	42	11/19/21	USD	270.00	USD	1,032	(23,835)
Elastic NV	86	11/19/21	USD	180.00	USD	1,281	(10,320)
Facebook, Inc., Class A	67	11/19/21	USD	375.00	USD	2,274	(30,150)
Fiserv, Inc.	111	11/19/21	USD	120.00	USD	1,204	(10,656)
Lam Research Corp.	26	11/19/21	USD	650.00	USD	1,480	(18,265)
Lyft, Inc., Class A	135	11/19/21	USD	57.50	USD	723	(30,442)
Marqeta, Inc., Class A	750	11/19/21	USD	35.00	USD	1,659	(11,250)
Marvell Technology Inc.	312	11/19/21	USD	65.00	USD	1,882	(36,972)
Mastercard, Inc., Class A	41	11/19/21	USD	375.00	USD	1,425	(16,912)
MercadoLibre, Inc.	5	11/19/21	USD	1,880.00	USD	840	(22,450)
Microsoft Corp.	47	11/19/21	USD	300.00	USD	1,325	(20,210)
MongoDB, Inc.	63	11/19/21	USD	500.00	USD	2,971	(121,275)
Okta, Inc.	88	11/19/21	USD	270.00	USD	2,089	(26,180)
Paycom Software, Inc.	47	11/19/21	USD	480.00	USD	2,330	(178,130)
PayPal Holdings, Inc.	112	11/19/21	USD	280.00	USD	2,914	(55,440)
Robinhood Markets, Inc., Class A	462	11/19/21	USD	46.00	USD	1,944	(80,850)
Roku, Inc.	76	11/19/21	USD	365.00	USD	2,381	(61,180)
ServiceNow, Inc.	30	11/19/21	USD	660.00	USD	1,867	(48,000)
Shoals Technologies Group, Inc., Class A	197	11/19/21	USD	40.00	USD	549	(5,910)
Shopify, Inc., Class A	25	11/19/21	USD	1,550.00	USD	3,389	(64,125)
Skyworks Solutions, Inc.	98	11/19/21	USD	185.00	USD	1,615	(17,493)
Snap, Inc., Class A	165	11/19/21	USD	85.00	USD	1,219	(45,787)
Snowflake, Inc., Class A	19	11/19/21	USD	325.00	USD	575	(17,860)
Square, Inc., Class A	51	11/19/21	USD	280.00	USD	1,223	(19,380)
Taiwan Semiconductor Manufacturing Co. Ltd.	299	11/19/21	USD	120.00	USD	3,338	(47,541)
Thoughtworks Holding Inc.	395	11/19/21	USD	35.00	USD	1,134	(37,525)
TuSimple Holdings, Inc.	207	11/19/21	USD	55.00	USD	769	(20,182)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Unity Software, Inc.	132	11/19/21	USD	135.00	USD	1,667	$(89,760)
Unity Software, Inc.	58	11/19/21	USD	140.00	USD	732	(30,450)
Visa, Inc., Class A	45	11/19/21	USD	240.00	USD	1,002	(10,013)
Yandex NV, Class A	173	11/19/21	USD	80.00	USD	1,379	(65,740)
ZoomInfo Technologies, Inc., Class A	384	11/19/21	USD	66.35	USD	2,350	(95,152)
Microsoft Corp.	135	12/17/21	USD	305.00	USD	3,806	(65,475)
Shoals Technologies Group, Inc., Class A	107	12/17/21	USD	35.00	USD	298	(12,572)

							$(5,576,144)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GMO Payment Gateway Inc.	Goldman Sachs International	17,500	10/05/21	JPY	13,384.63	JPY	248,150	$(108,503)
Xero Ltd.	UBS AG	18,300	10/05/21	AUD	146.37	AUD	2,544	(629)
Yahoo Japan Corp.	Goldman Sachs International	335,000	10/05/21	JPY	704.77	JPY	240,430	(70,721)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	21,400	10/06/21	USD	29.96	USD	597	(4,827)
Adyen NV	Goldman Sachs International	1,800	10/07/21	EUR	2,433.72	EUR	4,347	(68,983)
Soitec SA	UBS AG	4,900	10/07/21	EUR	198.08	EUR	921	(3,326)
Avalara, Inc.	Citibank N.A.	8,300	10/08/21	USD	175.00	USD	1,451	(34,634)
Delivery Hero AG	Goldman Sachs International	7,000	10/13/21	EUR	132.03	EUR	773	(670)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	8,000	10/13/21	USD	834,080.00	USD	5,744,000	(149)
TuSimple Holdings, Inc.	Citibank N.A.	21,000	10/13/21	USD	35.25	USD	780	(78,191)
Recruit Holdings Co. Ltd.	UBS AG	40,100	10/14/21	JPY	6,639.38	JPY	273,963	(124,242)
STMicroelectronics NV	Goldman Sachs International	32,400	10/14/21	EUR	38.88	EUR	1,224	(19,110)
Kakao Corp.	Morgan Stanley & Co. International PLC	14,100	10/19/21	USD	151,994.56	USD	1,663,800	(207)
Soitec SA	UBS AG	4,200	10/19/21	EUR	206.82	EUR	789	(1,511)
Yahoo Japan Corp.	Goldman Sachs International	335,000	10/19/21	JPY	704.77	JPY	240,430	(99,415)
ASML Holding NV	Goldman Sachs International	12,700	10/26/21	EUR	744.07	EUR	8,203	(21,935)
Soitec SA	Morgan Stanley & Co. International PLC	3,900	10/27/21	EUR	211.12	EUR	733	(4,206)
Delivery Hero AG	UBS AG	22,600	10/29/21	EUR	135.34	EUR	2,496	(13,092)
Renesas Electronics Corp.	JPMorgan Chase Bank N.A.	245,600	10/29/21	JPY	1,424.80	JPY	342,858	(88,900)
Soitec SA	UBS AG	3,800	10/29/21	EUR	217.74	EUR	714	(2,472)
Array Technologies, Inc.	Barclays Bank PLC	62,400	11/01/21	USD	19.28	USD	1,156	(81,843)
Avalara, Inc.	Citibank N.A.	14,600	11/02/21	USD	179.05	USD	2,552	(106,805)
GMO Payment Gateway Inc.	JPMorgan Chase Bank N.A.	11,200	11/02/21	JPY	16,068.00	JPY	158,816	(3,897)
Recruit Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	24,600	11/02/21	JPY	7,231.12	JPY	168,067	(22,178)
STMicroelectronics NV	Credit Suisse International	62,000	11/02/21	EUR	41.19	EUR	2,341	(32,197)
C3.AI, Inc., Class A	Morgan Stanley & Co. International PLC	45,600	11/03/21	USD	53.54	USD	2,113	(55,317)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	19,700	11/03/21	USD	35.14	USD	549	(7,196)
Snap, Inc., Class A	Goldman Sachs International	2,300	11/03/21	USD	76.15	USD	170	(10,391)
TuSimple Holdings, Inc.	Citibank N.A.	21,000	11/03/21	USD	38.50	USD	780	(74,918)
Shoals Technologies Group, Inc., Class A	Bank of America N.A.	10,700	11/05/21	USD	32.36	USD	298	(9,393)
Chegg, Inc.	BNP Paribas SA	22,500	11/08/21	USD	84.31	USD	1,530	(8,620)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	19,800	11/09/21	USD	36.47	USD	552	(7,841)
Kakao Corp.	Morgan Stanley & Co. International PLC	44,000	11/10/21	USD	125,931.97	USD	5,192,000	(136,052)
Soitec SA	UBS AG	3,550	11/10/21	EUR	191.77	EUR	667	(26,997)

								$(1,329,368)

CONSOLIDATED SCHEDULES OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Airlines	$—	$3,398,315	$—	$3,398,315
Automobiles	29,460,669	10,980,421	—	40,441,090
Banks	—	—	36,387,653	36,387,653
Capital Markets	7,084,589	—	—	7,084,589
Diversified Consumer Services	9,042,511	—	3,828,996	12,871,507
Diversified Financial Services	—	10,649,020	—	10,649,020
Electrical Equipment	13,974,321	—	—	13,974,321
Electronic Equipment, Instruments & Components	—	14,767,026	—	14,767,026
Entertainment	40,109,322	—	—	40,109,322
Hotels, Restaurants & Leisure	6,249,023	—	—	6,249,023
Interactive Media & Services	125,746,744	41,657,846	—	167,404,590
Internet & Direct Marketing Retail	57,733,034	12,177,691	176,894	70,087,619
IT Services	252,020,646	25,675,559	16,961,887	294,658,092
Machinery	—	1,678,588	—	1,678,588
Professional Services	—	12,756,959	—	12,756,959
Road & Rail	15,451,525	3,343,905	—	18,795,430
Semiconductors & Semiconductor Equipment	168,401,536	75,778,747	—	244,180,283
Software	332,006,579	14,493,970	21,631,650	368,132,199
Specialty Retail	—	9,676,871	—	9,676,871
Technology Hardware, Storage & Peripherals	63,780,700	—	—	63,780,700
Preferred Securities
Preferred Stocks	—	10,136,480	213,049,001	223,185,481
Warrants	—	—	174,575	174,575
Short-Term Securities
Money Market Funds	97,469,011	—	—	97,469,011
Unfunded SPAC PIPE Commitments(a)	—	—	—	—

	$1,218,530,210	$247,171,398	$292,210,656	1,757,912,264

Investments Valued at NAV(b)				8,462,440

				$1,766,374,704

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Liabilities
Equity Contracts	$(5,131,270)	$(1,774,242)	$—	$(6,905,512)

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE commitments	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$37,043,595	$124,970,280	$—	$189,763	$162,203,638
Transfers into Level 3.	—	—	—	—	—
Transfers out of Level 3	(4,108,753)	(3,910,998)	—	—	(8,019,751)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	4,698,017	—	—	4,698,017
Net change in unrealized appreciation (depreciation)(a)	27,341,088	39,789,398	—	(15,188)	67,115,298
Purchases	20,125,378	77,973,404	—	—	98,098,782
Sales	(1,414,228)	(30,471,100)	—	—	(31,885,328)

Closing balance, as of September 30, 2021.	$78,987,080	$213,049,001	$—	$174,575	$292,210,656

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$27,423,047	$57,500,636	$—	$(15,188)	$84,908,495

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)(c)	$78,987,080	Market	Revenue Multiple	7.50x - 34.85x	23.15x
			Volatility	32% -32%	32%
			Time to Exit	0.5-0.5	0.5
			Recent Transactions	$14.34$3,840.52	$792.67
Preferred Stocks(d)(e)	213,049,001	Income	Discount Rate	14% - 40%	32%
			Exit Multiple	9.50x	—
		Market	Revenue Multiple	4.25x - 40.00x	20.57x
			Volatility	50% - 50%	50%
			Time to Exit	4.0 - 4.0	4.0
			Recent Transactions	0.55 - $3840.52	589.71
Warrants(f)	174,575	Market	Recent Multiple	12.00x	—
			Volatility	32%	—

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Science and Technology Trust (BST)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Time to Exit	0.5	—

$292,210,656

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2021, the valuation technique for investments classified as Common Stocks amounting to $5,931,752 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end September 30, 2021, the valuation technique for investments classified as Common Stocks amounting to $6,506,587 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $29,056,780 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $24,804,341 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(f)

For the period end September 30, 2021, the valuation technique for investments classified as Warrants amounting to $174,575 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PIPE	Private Investment in Public Equity

SPAC	Special Purpose Acquisition Company

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